ACCOUNTS RECEIVABLE, NET - Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Allowance for expected credit losses:
Balance at beginning of the year	¥ (4,944)	¥ (2,535)	¥ (835)
Additions	(695)	(3,552)	(1,711)
Write-offs	1,161	1,143	11
Balance at end of the year	¥ (4,478)	¥ (4,944)	¥ (2,535)